FINANCE COSTS	12 Months Ended
Dec. 31, 2024
Finance Costs [Abstract]
FINANCE COSTS	FINANCE COSTS

		Years ended December 31
(In millions of dollars)	Note	2024	2023

Total interest on borrowings [1]	23	2,022	1,981
Interest earned on restricted cash and cash equivalents		—	(149)

Interest on borrowings, net		2,022	1,832
Interest on lease liabilities	9	137	111
Interest on post-employment benefits	25	(5)	(13)
Loss (gain) on foreign exchange		222	(111)
Change in fair value of derivative instruments		(205)	108
Capitalized interest		(36)	(38)
Deferred transaction costs and other		160	158

Total finance costs		2,295	2,047
[1] Interest on borrowings includes interest on short-term borrowings and on long-term debt.

FOREIGN EXCHANGE AND CHANGE IN FAIR VALUE OF DERIVATIVE INSTRUMENTS
We recognized $222 million in net foreign exchange losses in 2024 (2023 - $111 million in net gains). These losses were primarily attributed to our $6 billion term loan facility (see note 23) and our US CP program borrowings (see note 19).

These foreign exchange losses were offset by the $205 million gain (2023 - $108 million loss) related to the change in fair value of derivatives which were not designated as hedges for accounting purposes, primarily attributed to the debt derivatives we used to substantially offset the foreign exchange risk related to these US dollar-denominated borrowings.